Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.08404%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,054,440.27

Principal:
Principal Collections	$24,037,600.17
Prepayments in Full	$10,484,037.60
Liquidation Proceeds	$532,090.93
Recoveries	$37,102.43
Sub Total	$35,090,831.13
Collections	$38,145,271.40

Purchase Amounts:
Purchase Amounts Related to Principal	$31,477.28
Purchase Amounts Related to Interest	$49.10
Sub Total	$31,526.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,176,797.78

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,176,797.78
Servicing Fee	$795,351.68	$795,351.68	$0.00	$0.00	$37,381,446.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,381,446.10
Interest - Class A-2a Notes	$649,429.08	$649,429.08	$0.00	$0.00	$36,732,017.02
Interest - Class A-2b Notes	$391,973.14	$391,973.14	$0.00	$0.00	$36,340,043.88
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$34,318,384.05
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$33,987,134.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,987,134.05
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$33,790,392.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,790,392.05
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$33,648,810.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,648,810.38
Regular Principal Payment	$32,895,770.66	$32,895,770.66	$0.00	$0.00	$753,039.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$753,039.72
Residual Released to Depositor	$0.00	$753,039.72	$0.00	$0.00	$0.00
Total		$38,176,797.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,895,770.66
Total					$32,895,770.66

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,462,214.36	$71.46	$649,429.08	$2.16	$22,111,643.44	$73.62
Class A-2b Notes	$11,433,556.30	$71.46	$391,973.14	$2.45	$11,825,529.44	$73.91
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$32,895,770.66	$25.00	$3,732,635.72	$2.84	$36,628,406.38	$27.84

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$145,123,815.76	0.4831984	$123,661,601.40	0.4117387
Class A-2b Notes	$77,311,748.43	0.4831984	$65,878,192.13	0.4117387
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$823,555,564.19	0.6259067	$790,659,793.53	0.6009058

Pool Information
Weighted Average APR	3.897%	3.909%
Weighted Average Remaining Term	45.20	44.43
Number of Receivables Outstanding	35,108	34,344
Pool Balance	$954,422,013.25	$918,510,221.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$858,465,754.44	$826,805,863.73
Pool Factor	0.6487014	0.6242929

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$91,704,358.21
Targeted Overcollateralization Amount	$127,850,428.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$127,850,428.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$826,585.33
(Recoveries)		17	$37,102.43
Net Loss for Current Collection Period			$789,482.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9926%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4692%
Second Prior Collection Period			0.5004%
Prior Collection Period			0.4704%
Current Collection Period			1.0117%
Four Month Average (Current and Prior Three Collection Periods)			0.6129%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		822	$3,688,235.94
(Cumulative Recoveries)			$146,066.50
Cumulative Net Loss for All Collection Periods			$3,542,169.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2408%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,486.91
Average Net Loss for Receivables that have experienced a Realized Loss			$4,309.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.99%	265	$9,124,418.04
61-90 Days Delinquent	0.26%	61	$2,390,098.81
91-120 Days Delinquent	0.05%	13	$483,316.89
Over 120 Days Delinquent	0.02%	3	$178,038.37
Total Delinquent Receivables	1.33%	342	$12,175,872.11

Repossession Inventory:
Repossessed in the Current Collection Period		9	$391,084.22
Total Repossessed Inventory		14	$654,313.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1453%
Prior Collection Period			0.1652%
Current Collection Period			0.2242%
Three Month Average			0.1782%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3322%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$3,224,695.25
2 Months Extended	168	$6,221,942.20
3+ Months Extended	29	$1,003,714.88

Total Receivables Extended	289	$10,450,352.33
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer